Income taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
U.S. [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	$ 0.9
Non-U.S. [Member]
Operating Loss and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	$ 4.5